Note 4 - Real Estate Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Real Estate Assets [Text Block]
4.
REAL ESTATE ASSETS

A summary of the properties owned by the Company as of
June 30, 2020
is as follows:

Property Name	Date Acquired	Location	Real estate assets, net (in thousands)
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,445
World Plaza (1)	September 2007	San Bernardino, California	9,271
Executive Office Park (2)	July 2008	Colorado Springs, Colorado	7,623
Waterman Plaza	August 2008	San Bernardino, California	4,000
Genesis Plaza	August 2010	San Diego, California	8,947
Dakota Center	May 2011	Fargo, North Dakota	8,724
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,823
Arapahoe Center	December 2014	Centennial, Colorado	9,492
Union Town Center	December 2014	Colorado Springs, Colorado	9,482
West Fargo Industrial	August 2015	West Fargo, North Dakota	7,136
300 N.P.	August 2015	Fargo, North Dakota	3,336
Research Parkway	August 2015	Colorado Springs, Colorado	2,473
One Park Center	August 2015	Westminster, Colorado	8,789
Highland Court	August 2015	Centennial, Colorado	11,136
Shea Center II	December 2015	Highlands Ranch, Colorado	21,470
Presidio Property Trust, Inc. properties			129,147
Model Home properties (3)	2014-2020	AZ, FL, IL, PA, TX, WI	47,369
Total real estate assets and lease intangibles, net			$176,516

(1)	Properties held for sale as of June 30, 2020.
(2)	One of the four buildings at the property is held for sale as of June 30, 2020.
(3)	Includes four Model Homes that are listed as held for sale as of June 30, 2020.

Geographic Diversification Tables

The following tables show a list of commercial properties owned by the Company grouped by state and geographic region as of
June 30, 2020:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate % of Aggregate Annual Rent
California	3	134,787	11.9%	$1,901,873	13.2%
Colorado	8	597,912	52.9%	9,120,615	63.0%
North Dakota	4	397,039	35.2%	3,452,183	23.8%
Total	15	1,129,738	100.0%	$14,474,671	100.0%

The following tables show a list of our Model Home properties by geographic region as of
June 30, 2020:

Geographic Region	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate of Aggregate % Annual Rent
Southwest	105	308,071	82.2%	$3,116,028	78.7%
Southeast	20	45,727	12.2%	551,088	13.9%
Midwest	2	6,602	1.7%	99,276	2.5%
East	2	5,255	1.4%	70,716	1.8%
Northeast	3	9,271	2.5%	121,020	3.1%
Total	132	374,926	100.0%	$3,958,128	100.0%

4.
REAL ESTATE ASSETS

The Company owns a diverse portfolio of real estate assets. The primary types of properties the Company invests in are office, industrial, retail, and NNN leased model home properties located primarily in Southern California and Colorado, with four
properties located in North Dakota. Our model home properties are located in seven
states. As of
December
31,
2019,
the Company owned or had an equity interest in:

•	Twelve office buildings and one industrial buildings (“Office/Industrial Properties”) which total approximately 1,192,566 rentable square feet,

•	Four retail shopping centers (“Retail Properties”) which total approximately 131,722 rentable square feet,

•	One hundred thirty-six model homes owned by our affiliated limited partnerships and one corporation (“Model Home Properties”).

The Company's real estate assets consisted of the following as of
December
31,
2019
and
2018:

			Real estate assets, net (in thousands)
Property Name	Acquired	Location	2019	2018
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,428	$11,166
World Plaza (1)	September 2007	San Bernardino, California	8,305	6,180
Executive Office Park	July 2008	Colorado Springs, Colorado	7,723	7,976
Waterman Plaza	August 2008	San Bernardino, California	4,889	4,977
Morena Office Center (2)	January 2009	San Diego, California	—	4,716
Genesis Plaza	August 2010	San Diego, California	8,789	8,449
Dakota Center	May 2011	Fargo, North Dakota	8,855	9,139
The Presidio (3)	November 2012	Aurora, Colorado	—	6,499
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,914	5,814
Union Terrace (1)	August 2014	Lakewood, Colorado	8,425	7,983
Centennial Tech Center (1) (4)	December 2014	Colorado Springs, Colorado	13,132	12,960
Arapahoe Center	December 2014	Centennial, Colorado	9,748	10,251
Union Town Center	December 2014	Colorado Springs, Colorado	9,612	9,904
West Fargo Industrial	August 2015	Fargo, North Dakota	7,212	7,243
300 N.P.	August 2015	Fargo, North Dakota	3,405	3,543
Research Parkway	August 2015	Colorado Springs, Colorado	2,512	2,589
One Park Centre	August 2015	Westminster, Colorado	8,518	8,453
Highland Court	August 2015	Centennial, Colorado	11,421	11,845
Shea Center II	December 2015	Highlands Ranch, Colorado	21,853	22,658
Office/Industrial and Retail Properties			151,741	162,345
Model Home Properties	2012 - 2019	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT	48,466	48,763
	Total real estate assets and lease intangibles held for investment, net		$200,207	$211,108

(1)	Property held for sale as of December 31, 2019.
(2)	Morena Office Center sold on January 15, 2019.
(3)	The Presidio sold on July 31, 2019.
(4)	Centennial Tech Center sold for approximately $15.0 million on February 5, 2020.

The Company's commercial properties are leased to tenants under non-cancelable operating leases for which terms and expirations vary. Future minimum rental revenues under existing leases on Office/Industrial and Retail Properties as of
December
31,
2019
are expected to be as follows:

2020	$16,907,553
2021	13,535,430
2022	10,425,658
2023	7,043,128
2024	5,336,123
Thereafter	5,428,467
Totals	$58,676,359

The Company generally rents Model Home Properties to homebuilders under non-cancelable lease agreements with a term of
18
months with an option to extend in
six
months increments. Future minimum rental revenues under existing leases on Model Home Properties as of
December
31,
2019
are expected to be as follows:

2020	$3,016,320
2021	1,047,924
$4,064,244